Fair Value of Financial Instruments and Derivatives Instruments, detail 3(Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Significant Other Observable Inputs (Level 2)
Derivative [Line Items]
Derivative instruments- asset position	$ 8	$ 181
Derivative instruments- liability position	521	678
Level 3
Derivative [Line Items]
Derivative instruments- asset position	0	0
Derivative instruments- liability position	$ 0	$ 0